Warranty Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Warranty Liabilities [Abstract]
Schedule of Warranty Liabilities	Warranty liabilities consisted of the following:
	As of June 30, 2025	As of December 31, 2024
Warranty liabilities	46,080	31,602
Total warranty liabilities	$46,080	$31,602